John Hancock Disciplined Value Global Long Short Fund Expense Example - Class NAV [Member] - John Hancock Disciplined Value Global Long Short Fund - Class NAV	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 157
Expense Example, with Redemption, 3 Years	539
Expense Example, with Redemption, 5 Years	946
Expense Example, with Redemption, 10 Years	$ 2,085